Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Categories of non-current financial liabilities [abstract]
Summary of Other Financial Liabilities

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Liability for put options with non-controlling interests*	4,935	5,343	63

Financial liabilities at amortised cost
Liability for operation and maintenance	1,851	1,015	12

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	225	217	3
	7,011	6,576	77
Current
Liability for put options with non-controlling interests*	1,000	1,027	12
Financial liabilities at amortised cost
Capital creditors	40,092	32,545	381
Purchase consideration payable	44	44	1
Liability for operation and maintenance	342	308	4

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	321	640	7

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants (refer Note 40)	772	190	2
Total	42,571	34,754	407

*Non-controlling shareholders of RPL have an option to offload their shareholding to the Company in accordance with the terms mentioned in the agreement with them at fair value of shares for cash on the date of exercise of the Put option. Put option liability with non-controlling interest accounted for at fair value. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity (refer Note 42).